INCOME TAXES - Narrative (Details) $ in Millions	6 Months Ended
	Dec. 31, 2022 USD ($) Examination	Jun. 30, 2023 USD ($) Examination
Income Tax Disclosure [Abstract]
Accrued income taxes	$ 0
Income tax provision (benefit)	0
Unrecognized tax benefits	$ 0	$ 0
Number of tax returns | Examination	0	0